Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents
Cash in banks	$ 281,358	$ 117,764
Cash on hand	657	850
Short-term investments (Highly liquid investments/cash equivalent)	617,432	642,604
Funds held in trust related to debt service reserves	8,534	12,936
Cash and cash equivalents (Note 6)	$ 907,981	$ 774,154	$ 711,853	$ 741,122